PROPERTY, PLANT AND EQUIPMENT - Right of Use Assets Included in Property, Plant and Equipment (Details) € in Millions	6 Months Ended
Jun. 30, 2020 EUR (€)
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	€ 2,056
Additions	112
Disposals	(2)
Depreciation and impairment	(132)
Effects of changes in foreign exchange rates	(3)
Ending balance	2,031
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	3,322
Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(1,291)
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	366
Additions	9
Disposals	0
Depreciation and impairment	(14)
Effects of changes in foreign exchange rates	(1)
Ending balance	378
Buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	552
Buildings | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(174)
Machinery and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,451
Additions	36
Disposals	(2)
Depreciation and impairment	(108)
Effects of changes in foreign exchange rates	0
Ending balance	1,429
Machinery and Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	2,488
Machinery and Equipment | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(1,059)
Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	17
Additions	1
Disposals	0
Depreciation and impairment	(5)
Effects of changes in foreign exchange rates	0
Ending balance	15
Other | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	47
Other | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(32)
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	190
Additions	20
Disposals	(1)
Depreciation and impairment	(18)
Effects of changes in foreign exchange rates	(1)
Ending balance	190
Right-of-use assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	268
Right-of-use assets | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(78)
Right-of-use assets | Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	116
Additions	9
Disposals	(1)
Depreciation and impairment	(6)
Effects of changes in foreign exchange rates	0
Ending balance	118
Right-of-use assets | Buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	142
Right-of-use assets | Buildings | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(24)
Right-of-use assets | Machinery and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	71
Additions	10
Disposals	0
Depreciation and impairment	(11)
Effects of changes in foreign exchange rates	(1)
Ending balance	69
Right-of-use assets | Machinery and Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	121
Right-of-use assets | Machinery and Equipment | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(52)
Right-of-use assets | Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3
Additions	1
Disposals	0
Depreciation and impairment	(1)
Effects of changes in foreign exchange rates	0
Ending balance	3
Right-of-use assets | Other | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	5
Right-of-use assets | Other | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	€ (2)